UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock California Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 123.1%	ABAG Finance Authority for Nonprofit Corporations, California,
	Revenue Bonds (San Diego Hospital Association), Series C, 5.375%,
	3/01/21	$2,100	$2,112,579
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/18	1,075	1,085,212
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/19	1,000	1,005,580
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/20	2,060	2,059,918
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/24	1,355	1,315,854
	California Infrastructure and Economic Development Bank
	Revenue Bonds (J. David Gladstone Institute Project),
	5.50%, 10/01/20	1,985	2,050,366
	California Infrastructure and Economic Development Bank
	Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%,
	8/01/31	6,500	6,535,165
	California Pollution Control Financing Authority, PCR, Refunding
	(San Diego Gas & Electric Company),
	Series A, 5.90%, 6/01/14	3,100	3,320,906
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Republic Services Inc. Project), AMT,
	Series B, 5.25%, 6/01/23	2,500	2,365,500
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
	Series A, 5.125%, 7/01/31	4,000	3,928,920
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services Inc.
	Project), AMT, Series C, 5.25%, 6/01/23	2,500	2,365,500
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 5.125%, 5/01/12 (a)	6,500	7,136,350
	California State Department of Water Resources, Power Supply
	Revenue Refunding Bonds, Series H, 5%, 5/01/22	3,500	3,608,955
	California State, GO, Refunding, 5%, 11/01/11 (a)	4,740	5,130,102
	California State, GO, Refunding, 5%, 11/01/20	260	265,905
	California State Public Works Board, Lease Revenue Bonds
	(Department of Forestry and Fire), Series E, 5%, 11/01/25	2,000	1,976,880
	California State Public Works Board, Lease Revenue Refunding
	Bonds (California Community Colleges), Series A, 5%, 12/01/17	2,020	2,049,149
	California State, Public Works Board, Lease Revenue Refunding
	Bonds (Trustees California State University),
	Series A, 5%, 10/01/17	2,415	2,447,385

Portfolio Abbreviations
To simplify the listings of BlackRock California Municipal 2018 Term Trust's portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	PCR	Pollution Control Revenue Bonds
COP	Certificates of Participation

BlackRock California Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%,
12/01/21 (b)	$6,500	$6,500,910
California Statewide Communities Development Authority,
Revenue Refunding Bonds (Daughters of Charity National Health
System), Series A, 5.25%, 7/01/24	5,000	4,768,250
Clovis, California, Unified School District, Capital Appreciation,
GO (Election of 2004), Series A, 5.12%, 8/01/21 (c)(j)	7,500	3,767,925
Fontana, California, Public Financing Authority, Tax Allocation
Revenue Refunding Bonds (North Fontana Redevelopment
Project), Series A, 5.25%, 9/01/18 (d)	3,395	3,569,910
Foothill/Eastern Corridor Agency, California, Toll Road Revenue
Refunding Bonds, CABS, 5.858%, 1/15/21 (j)	20,000	9,420,600
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 5.80%, 6/01/21	995	976,085
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 5.85%, 6/01/22	1,040	1,019,325
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 5.90%, 6/01/23	1,000	981,260
Long Beach, California, Harbor Revenue Bonds, AMT, Series A,
5.25%, 5/15/18 (c)	5,000	5,119,200
Los Angeles, California, Harbor Department Revenue Refunding
Bonds, AMT, Series B, 5.50%, 8/01/21 (e)	10,025	10,117,330
Poway, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 6), 5%, 9/01/25	750	701,108
Riverside, California, Unified School District, GO (Election of
2001), Series A, 5.25%, 2/01/23 (c)	5,000	5,126,000
San Bernardino County, California, Special Tax Bonds (Community
Facilities District Number 2002-1), 5.35%, 9/01/17	105	104,032
San Bernardino County, California, Special Tax Bonds (Community
Facilities District Number 2002-1), 5.50%, 9/01/18	245	242,124
San Bernardino County, California, Special Tax Bonds (Community
Facilities District Number 2002-1), 5.60%, 9/01/19	500	495,735
San Bernardino County, California, Special Tax Bonds (Community
Facilities District Number 2002-1), 5.70%, 9/01/20	355	352,366
San Diego County, California, COP, Refunding (MTS Tower),
5.25%, 11/01/19 (e)	2,980	3,091,005
Santa Clara Valley, California, Transportation Authority, Sales
Tax Revenue Bonds, Series A, 5% due 6/01/11 (a)(b)	2,135	2,292,883
Stockton-East Water District, California, COP, Refunding, Series
B, 5.93%, 4/01/19 (c)(j)	4,590	2,540,886
Vista, California, COP, Refunding (Community Projects), 5%,
5/01/19 (b)	1,000	1,051,140
Vista, California, COP, Refunding (Community Projects), 4.75%,
5/01/21 (b)	1,115	1,130,320
		114,128,620

BlackRock California Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 17.1%	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
	5.25%, 7/01/17	$1,035	$1,076,348
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series C, 5.75%, 7/01/19 (i)	5	5,728
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series C, 5.75%, 7/01/19	4,405	4,703,879
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M, 6%, 7/01/20	1,000	1,086,380
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M, 6.25%, 7/01/21	1,000	1,108,160
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	7,500	7,903,275
			15,883,770
U.S. Virgin Islands - 3.1%	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/17	360	370,980
	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/19	455	460,997
	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/21	460	461,504
	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/22	315	314,682
	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/23	960	951,965
	Virgin Islands Public Finance Authority, Senior Lien Revenue
	Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/24	300	295,125
			2,855,253
	Total Municipal Bonds (Cost - $132,267,195) - 143.3%	132,867,643
	Corporate Bonds
	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (f)	4,000	4,164,600
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (f)	5,000	5,175,650
	San Manuel Entertainment Authority Series 04-C,
	4.50%, 12/01/16 (f)	4,000	3,811,840
	Total Corporate Bonds (Cost - $13,288,720) - 14.2%		13,152,090
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 1.75% (g)(h)	935,684	935,684
	Total Short-Term Securities (Cost - $935,684) - 1.0%		935,684
	Total Investments (Cost - $146,491,599*) - 158.5%	146,955,417
	Other Assets Less Liabilities - 1.4%		1,340,298
	Preferred Shares, at Redemption Value - (59.9%)		(55,560,524)
	Net Assets Applicable to Common Shares - 100.0%		$92,735,191

BlackRock California Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,491,599
Gross unrealized appreciation	$2,482,663
Gross unrealized depreciation	(2,018,845)
Net unrealized appreciation	$463,818

(a)	Prerefunded.

(b)	MBIA Insured.

(c)	FGIC Insured.

(d)	FSA Insured.

(e)	AMBAC Insured.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	($3,374,609)	$25,233

(h)	Represents the current yield as of report date.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.

(j)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

BlackRock California Municipal 2018 Term Trust

• Effective January 1, 2008, the BlackRock California Insured Municipal 2018 Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 – price quotations in active markets/exchanges for identical securities

  Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

  Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$146,955,417
Level 3	0
Total	$146,955,417

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2008